LIQUIDITY AND GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]

Note 3 – Going Concern

On January 14, 2019, the Company entered into a distribution agreement (the “Distribution Agreement”) with Ferring International Center S.A. (“Ferring”) which granted Ferring an exclusive licensing rights to sublicense the Company’s patented INVOcell together with the retention device for the U.S. market. Under the terms of the Distribution Agreement, Ferring made an initial cash payment to the Company of $5,000,000 upon the execution of the Ferring distribution agreement in January 2019.

For the six months ended June 30, 2020 and 2019, the Company had net losses of $2,767,273 and $700,122, respectively. The Company had a working capital of $420,079 in the six months ended June 30, 2020 versus working capital as of December 31, 2019 of $42,330. As of June 30, 2020, our stockholder’s deficiency was $3,598,164 compared to $3,713,595 as of December 31, 2019 and cash used in operations was $2,014,414 for the six months ended June 30, 2020 compared to cash provided by operations of $2,710,232 for the six months ended June 30, 2019. Those factors raise substantial doubt about the Company’s ability to continue as a going concern.

Based on our projected cash needs, we will be dependent on generating sufficient sales, entering into new distribution agreements, or raising additional debt or equity capital to support our plans over the next 12 months.

NOTE 2	LIQUIDITY AND GOING CONCERN

On November 12, 2018, INVO Bioscience entered into a distribution agreement (the “Distribution Agreement”) with Ferring International Center S.A. (“Ferring”) which granted Ferring an exclusive licensing rights to sublicense the Company’s INVOcell together with the retention device for the U.S. market. Under the terms of the Distribution Agreement, Ferring was obligated to make an initial payment to the Company of $5,000,000 upon satisfaction of certain closing conditions. The Company received the initial $5 million cash payment upon the satisfaction of the closing conditions contained in the Distribution Agreement in January 2019. The Company used approximately $3.8 million to pay previous liabilities and fund general operations and had approximately $1.2 million in cash at the end of the fiscal year.

For the years ended December 31, 2019 and 2018, we had net losses of $2,167,544 and $3,076,091, respectively. We had working capital of $42,330 in 2019 verses a significant working capital deficiency of in 2018 of $2,770,461. As of December 31, 2019, our stockholder’s deficiency was $3,713,595 compared to $2,724,223 as of December 31, 2018 and cash provided by operations was $1,370,513 for 2019 compared to cash used in operations of $652,971 for the year ended December 31, 2018. These factors raise substantial doubt about the company to continuing as a going concern.

Based on our projected cash needs, we will be dependent on generating sufficient sales, entering into new distribution agreements, or raising additional debt or equity capital to support our plans over the next 12 months.